Debt - Receivables Securitization Agreement (Details) - U.S. Cellular - Receivables securitization facility - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 200,000,000	$ 200,000,000
Amounts borrowed	0
Unused commitment fees	$ 1,000,000	$ 1,000,000	$ 0